Commitments and contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments and contingencies
Rent expense	$ 739,000	$ 735,000
Future minimum lease payments
2013	879,000
2014	849,000
2015	849,000
2016	849,000
2017	849,000
Thereafter	1,113,000
Total future minimum lease payments	5,388,000
Funding agreement | Wellcome Trust | Maximum
Other contingencies
Development and regulatory milestone payments which the entity may be obligated to pay	$ 68,900,000